Note 5 Basic and diluted earnings per share (Details) - EUR (€) € / shares in Units, € in Millions		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Basic and diluted earnings per share [Line Items]
Profit (loss), attributable to owners of parent		€ 4,653	€ 1,305	€ 3,512
Adjustment additional Tier 1 securities	[1]	(359)	(387)	(419)
Profit adjusted		4,293	917	3,093
Of which profit loss from continued operations net of remuneration of additional Tier 1 capital instruments		4,014	2,646	3,851
Of which profit from discontinued operations net of non-controlling interest		280	(1,729)	(758)
Denominator for basic earnings per share number of shares outstanding		0	0	0
Weighted average number of shares outstanding	[2]	6,668	6,668	6,668
Average treasury shares		(12)	(13)	(20)
Share buyback program	[3]	(255)	0	0
Adjusted number of shares basic earnings per share C		6,401	6,655	6,648
Adjusted number of shares diluted earnings per share D		€ 6,401	€ 6,655	€ 6,648
Earning losses per share	[4]	€ 0.67	€ 0.14	€ 0.47
Basic earnings (loss) per share from continuing operations		0.63	0.40	0.58
Diluted earnings (loss) per share from continuing operations		0.63	0.40	0.58
Basic earnings (loss) per share from discontinued operations		0.04	(0.26)	(0.11)
Diluted earnings (loss) per share from discontinued operations		€ 0.04	€ (0.26)	€ (0.11)

[1]	(*) Remuneration in the year related to contingent convertible securities, recognized in equity (see Note 22.4).
[2]	(**) Weighted average number of shares outstanding (millions of euros), excluding weighted average of treasury shares during the year.
[3]	(***) Consists of 112 million shares acquired between November 22 and December 31, 2021, by J.P. Morgan AG, as manager of the first tranche of the shares buyback program approved by the Board of Directors in October 2021 (€1,500 million); and the estimated number of shares pending to be acquired under such tranche as of December 31, 2021 (see Note 4)
[4]	(****) In 2021, 2020 and 2019 the weighted average number of shares outstanding was 6,668 million. The adjustment of additional Tier 1 securities amounted to €359, €387 and €419 million in 2021, 2020 and 2019, respectively.